Commitments and Contingencies - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Leasehold improvements [member]
Disclosure of commitments and contingencies [line items]
Contractual commitments	€ 0.3	€ 1.2